Related-party transactions - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2022
Disclosure of transactions between related parties [line items]
Borrowings	€ 176,847	€ 98,806
Key management personnel compensation	5,636	3,939	€ 3,093
Vital Meat SAS
Disclosure of transactions between related parties [line items]
Provision of services, transfer of assets		1,000
CIR
Disclosure of transactions between related parties [line items]
Borrowings	3,600	4,400
CIR | BPI France
Disclosure of transactions between related parties [line items]
Borrowings, percentage of receivables				80.00%
Borrowings	3,500
Borrowings, commitment fee				0.50%
Borrowings, adjustment to interest rate basis				1.70%
CIR | BPI France | Minimum
Disclosure of transactions between related parties [line items]
Borrowings, interest rate				0.00%
Executive Committee
Disclosure of transactions between related parties [line items]
Key management personnel compensation	5,200	3,600	2,800
Former Supervisory Board
Disclosure of transactions between related parties [line items]
Key management personnel compensation	€ 500	€ 400	€ 300